Revenues (Tables)	9 Months Ended
Sep. 30, 2021
Disaggregation of Revenue [Line Items]
Schedule of disaggregation of revenues
	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas
Products	$65,610	$52,827	$172,961	$145,871
Service	37,962	33,770	105,673	106,000
Total Americas	103,572	86,597	278,634	251,871

EMEA
Products	26,896	17,245	75,223	53,735
Service	7,165	6,003	20,279	17,348
Total EMEA	34,061	23,248	95,502	71,083

Asia Pacific
Products	16,382	13,476	51,333	40,991
Service	4,994	4,571	14,734	14,477
Total Asia Pacific	21,376	18,047	66,067	55,468

Total Revenues	$159,009	$127,892	$440,203	$378,422

Schedule of disaggregated based on the timing of revenue recognition
	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
	(U.S. $ in thousands)		(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$108,888	$83,548	$299,517	$240,597
Services	12,056	10,387	33,781	29,809
Total revenues recognized in point in time	120,944	93,935	333,298	270,406

Revenues recognized over time from:
Services	38,065	33,957	106,905	108,016
Total revenues recognized over time	38,065	33,957	106,905	108,016

Total Revenues	$159,009	$127,892	$440,203	$378,422

Schedule of changes in deferred revenue
	September 30, 2021	December 31, 2020

	U.S. $ in thousands

Deferred revenue*	67,084	63,392